Stock-Based Compensation - Summary of Certain Stock Option Activity of Company (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Option Activity [Line Items]
Fair value of options vested	$ 49	$ 54	$ 61
Intrinsic value of options exercised	143	61	35
Cash received from options exercised	362	165	112
Tax benefit realized from options exercised	$ 75	$ 23	$ 13